SCHEDULE OF RECONCILIATION OF SHARES OF COMMON STOCK ISSUED AND OUTSTANDING (Details) - shares		Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Common shares, shares issued		164,614,418	119,999,989
Common shares, shares outstanding		164,614,418	119,999,989
Shares issuable to Polar	[1]	1,500,000
Vested Performance-Based RSUs from satisfaction of liquidity condition upon the Closing	[2]	7,148,506
Issuance of restricted common stock subject to forfeiture	[3]	(19,348,954)
Total shares issued and outstanding		153,913,970

[1]	Shares issuable to Polar under a subscription agreement as a result of the Merger. See Note 7 for additional information.
[2]	As of March 31, 2024, there were Performance-Based RSUs that had vested when the liquidity condition applicable to such awards was satisfied upon the Closing but had not been legally settled into common stock. See Note 8 for additional information.
[3]	Dr. Saadi will automatically forfeit all unvested Restricted Stock granted pursuant to the Special RSU Award in the event he departs the Company. See Note 8 for additional information on the Special RSU Award.